Equity (Details) - USD ($) $ / shares in Units, $ in Millions	May 28, 2024	May 22, 2024
Equity [abstract]
Shares repurchased (in shares)		3,900,000
Repurchase price per share (in dollars per share)		$ 50.75
Value of shares repurchased		$ 200
Canellation of ordinary shares (in shares)	3,900,000